Quarterly Holdings Report
for
Fidelity® Series Large Cap Value Index Fund
April 30, 2026
XS6-NPRT1-0626
1.967968.112
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	156,449	14,663,965
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	58,568	678,218
Liberty Global Ltd Class C (b)	45,668	517,875

TOTAL BELGIUM		1,196,093
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	15,851	4,865,781
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	126,228	2,418,528
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	43,294	3,492,960
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States) (c)	87,515	4,201,595
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	61,952	6,461,594
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	47,276	1,714,227
TOTAL CANADA		15,870,376
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	52,222	1,831,426
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	10,537	408,203
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	9,488	357,982
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	34,914	2,963,500
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	43,082	2,089,477
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	921	137,993
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp (c)	29,389	5,045,797
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	20,532	3,086,576
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	141,740	10,711,292
UNITED STATES - 99.5%
Communication Services - 8.4%
Diversified Telecommunication Services - 1.5%
AST SpaceMobile Inc Class A (b)(c)	5,748	424,777
AT&T Inc	2,442,465	63,821,610
Comcast Corp Class A	1,277,982	34,556,633
GCI LLC Class A	910	31,723
GCI LLC Class C	8,905	304,996
Iridium Communications Inc	29,618	1,157,175
Verizon Communications Inc	1,492,431	71,681,462
		171,978,376
Entertainment - 1.1%
Electronic Arts Inc	88,848	17,980,170
Liberty Media Corp-Liberty Formula One Class A (b)	5,477	433,778
Liberty Media Corp-Liberty Formula One Class C (b)	51,459	4,422,901
Madison Square Garden Sports Corp Class A (b)	5,637	1,930,446
Roku Inc Class A (b)	40,237	4,690,025
Take-Two Interactive Software Inc (b)	42,639	9,114,513
TKO Group Holdings Inc Class A	13,334	2,481,324
Walt Disney Co/The	627,900	65,144,625
Warner Bros Discovery Inc (b)	822,955	22,260,933
		128,458,715
Interactive Media & Services - 5.2%
Alphabet Inc Class A	730,358	281,041,759
Alphabet Inc Class C	592,511	226,303,652
IAC Inc Class A (b)	22,659	1,009,685
Match Group Inc	82,372	3,082,360
Meta Platforms Inc Class A	137,641	84,223,904
Pinterest Inc Class A (b)	104,087	2,046,350
Trump Media & Technology Group Corp (b)(c)	25,695	235,109
ZoomInfo Technologies Inc (b)	90,804	567,525
		598,510,344
Media - 0.3%
Charter Communications Inc Class A (b)(c)	29,013	4,792,077
DoubleVerify Holdings Inc (b)	25,916	285,594
Fox Corp Class A	73,501	4,666,578
Fox Corp Class B	52,376	2,986,480
Liberty Broadband Corp Class A (b)	4,566	175,471
Liberty Broadband Corp Class C (b)	31,356	1,206,893
New York Times Co/The Class A	56,937	4,499,731
News Corp Class A	135,756	3,573,098
News Corp Class B (c)	43,542	1,327,160
Nexstar Media Group Inc	9,276	1,930,707
NIQ Global Intelligence Plc	12,203	133,379
Omnicom Group Inc	110,722	8,494,593
Sirius XM Holdings Inc (c)	66,445	1,790,028
Versant Media Group Inc Class A	50,613	2,034,136
		37,895,925
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	170,311	33,295,800
TOTAL COMMUNICATION SERVICES		970,139,160
Consumer Discretionary - 7.0%
Automobile Components - 0.1%
Aptiv PLC (b)	77,952	4,697,388
BorgWarner Inc	74,299	4,232,814
Gentex Corp	76,812	1,775,125
Lear Corp	18,093	2,300,163
QuantumScape Corp Class A (b)(c)	157,351	1,147,089
Versigent PLC	24,830	868,305
		15,020,884
Automobiles - 0.4%
Ford Motor Co	1,380,220	16,673,058
General Motors Co	319,495	24,565,971
Harley-Davidson Inc (c)	39,013	932,021
Lucid Group Inc (b)(c)	46,238	294,535
Rivian Automotive Inc Class A (b)(c)	284,237	4,661,487
Thor Industries Inc	17,629	1,393,396
		48,520,468
Broadline Retail - 2.3%
Amazon.com Inc (b)	932,019	247,040,956
Dillard's Inc Class A (c)	1,033	588,004
eBay Inc	159,867	16,543,037
Etsy Inc (b)	13,867	892,203
Macy's Inc	93,489	1,827,710
Ollie's Bargain Outlet Holdings Inc (b)	21,429	1,853,823
		268,745,733
Distributors - 0.1%
Genuine Parts Co	49,507	5,308,636
LKQ Corp	89,906	2,839,231
Pool Corp	9,393	2,003,715
		10,151,582
Diversified Consumer Services - 0.1%
ADT Inc	178,693	1,345,558
Bright Horizons Family Solutions Inc (b)	17,073	1,384,791
Grand Canyon Education Inc (b)	6,919	1,169,795
H&R Block Inc	36,444	1,156,368
Liberty Live Holdings Inc Class A	6,892	628,619
Liberty Live Holdings Inc Class C	16,861	1,578,190
Service Corp International/US	47,799	3,873,154
		11,136,475
Hotels, Restaurants & Leisure - 1.4%
Aramark	91,205	4,167,156
Booking Holdings Inc	17,300	2,912,628
Boyd Gaming Corp	19,254	1,674,135
Caesars Entertainment Inc (b)	70,907	1,971,215
Carnival Corp	280,846	7,445,227
Choice Hotels International Inc (c)	6,579	651,847
Churchill Downs Inc	3,632	366,796
Darden Restaurants Inc	2,020	405,131
Domino's Pizza Inc	7,647	2,595,545
Flutter Entertainment PLC (b)	9,546	1,030,300
Hyatt Hotels Corp Class A (c)	14,047	2,353,856
Marriott International Inc/MD Class A1	18,335	6,631,586
McDonald's Corp	238,426	69,999,490
MGM Resorts International (b)	71,720	2,792,777
Norwegian Cruise Line Holdings Ltd (b)	15,484	281,499
Penn Entertainment Inc (b)	45,990	802,985
Starbucks Corp	348,997	36,759,855
Travel + Leisure Co	14,445	934,014
Vail Resorts Inc (c)	2,204	280,305
Wendy's Co/The (c)	31,594	219,894
Wyndham Hotels & Resorts Inc	2,696	219,400
Wynn Resorts Ltd	26,703	2,860,158
Yum! Brands Inc	65,713	10,491,080
		157,846,879
Household Durables - 0.6%
DR Horton Inc	91,631	14,098,346
Garmin Ltd	57,618	14,470,185
Lennar Corp Class A	70,428	6,359,649
Lennar Corp Class B (c)	4,514	398,947
Mohawk Industries Inc (b)	17,756	1,874,323
Newell Brands Inc	145,926	595,377
NVR Inc (b)	963	6,082,183
PulteGroup Inc	69,104	8,455,565
SharkNinja Inc (b)(c)	24,174	2,792,822
Toll Brothers Inc	33,797	4,803,906
TopBuild Corp (b)	9,131	4,042,294
Whirlpool Corp (c)	21,103	1,183,034
		65,156,631
Leisure Products - 0.0%
Brunswick Corp/DE	22,927	1,821,550
Hasbro Inc	48,785	4,675,555
Mattel Inc (b)	108,192	1,631,535
YETI Holdings Inc (b)	27,144	1,071,102
		9,199,742
Specialty Retail - 1.7%
AutoNation Inc (b)	9,304	1,975,984
AutoZone Inc (b)	4,984	18,460,886
Bath & Body Works Inc	72,141	1,402,421
Best Buy Co Inc	68,778	4,160,381
CarMax Inc (b)	49,562	1,948,282
Dick's Sporting Goods Inc	22,603	5,129,073
Five Below Inc (b)	19,329	4,555,072
Floor & Decor Holdings Inc Class A (b)	25,405	1,229,602
GameStop Corp Class A (b)(c)	143,442	3,578,878
Gap Inc/The	79,341	1,950,995
Home Depot Inc/The	83,768	27,542,918
Lithia Motors Inc	7,406	2,148,629
Lowe's Cos Inc	198,205	47,329,372
O'Reilly Automotive Inc (b)	23,872	2,372,877
Penske Automotive Group Inc (c)	6,404	1,098,414
RH (b)	4,440	585,901
Ross Stores Inc	90,121	20,528,663
TJX Cos Inc/The	197,598	30,973,487
Ulta Beauty Inc (b)	11,786	6,334,739
Valvoline Inc (b)(c)	5,072	168,542
Wayfair Inc Class A (b)	28,130	1,798,351
Williams-Sonoma Inc	34,756	6,298,135
		191,571,602
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co	8,894	541,821
Crocs Inc (b)	17,621	1,796,990
Lululemon Athletica Inc (b)	15,224	2,096,345
NIKE Inc Class B	414,235	18,375,465
PVH Corp	15,907	1,454,536
Ralph Lauren Corp Class A	12,593	4,516,354
Tapestry Inc	5,926	859,507
Under Armour Inc Class A (b)(c)	66,181	416,279
Under Armour Inc Class C (b)(c)	63,735	386,871
VF Corp	122,919	2,326,857
		32,771,025
TOTAL CONSUMER DISCRETIONARY		810,121,021
Consumer Staples - 7.2%
Beverages - 1.3%
Boston Beer Co Inc/The Class A (b)	2,704	640,956
Brown-Forman Corp Class A (c)	15,245	400,639
Brown-Forman Corp Class B (c)	50,194	1,293,499
Coca-Cola Co/The	702,379	55,319,370
Coca-Cola Consolidated Inc	17,118	3,510,388
Constellation Brands Inc Class A	50,409	7,893,041
Keurig Dr Pepper Inc	458,745	13,487,103
Molson Coors Beverage Co Class B	57,203	2,444,856
PepsiCo Inc	417,903	66,233,447
Primo Brands Corp Class A	88,276	1,799,065
		153,022,364
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc Class A	123,509	2,081,127
BJ's Wholesale Club Holdings Inc (b)	39,719	3,729,217
Casey's General Stores Inc	11,128	9,148,885
Dollar General Corp	77,745	9,009,091
Dollar Tree Inc (b)	66,530	6,460,728
Kroger Co/The	205,455	13,985,322
Maplebear Inc (b)	60,318	2,554,467
Performance Food Group Co (b)	46,814	4,239,476
Sysco Corp	79,377	5,930,256
Target Corp	160,742	20,856,275
US Foods Holding Corp (b)	79,527	7,434,979
Walmart Inc	1,383,552	182,532,015
		267,961,838
Food Products - 0.9%
Archer-Daniels-Midland Co	169,097	12,604,491
Bunge Global SA	46,092	5,856,910
Campbell's Company/The (c)	67,872	1,411,059
Conagra Brands Inc	166,603	2,390,753
Darling Ingredients Inc (b)	48,612	3,122,349
Flowers Foods Inc	65,353	592,098
Freshpet Inc (b)	12,046	811,659
General Mills Inc	189,781	6,701,167
Hershey Co/The	45,314	8,416,622
Hormel Foods Corp	101,254	2,173,923
Ingredion Inc	22,088	2,468,113
JM Smucker Co	36,278	3,556,332
Kraft Heinz Co/The	303,662	6,880,981
Lamb Weston Holdings Inc	47,078	2,050,247
McCormick & Co Inc/MD	89,927	4,571,889
Mondelez International Inc	458,053	28,142,777
Pilgrim's Pride Corp	14,479	479,255
Post Holdings Inc (b)	16,129	1,689,513
Seaboard Corp	89	506,048
Smithfield Foods Inc	15,814	415,592
Tyson Foods Inc Class A	98,363	6,302,117
		101,143,895
Household Products - 1.3%
Church & Dwight Co Inc	85,122	8,261,941
Clorox Co/The	43,642	4,208,834
Colgate-Palmolive Co	149,913	12,796,574
Kimberly-Clark Corp	75,351	7,416,799
Procter & Gamble Co/The	829,401	121,996,593
Reynolds Consumer Products Inc	19,083	400,171
		155,080,912
Personal Care Products - 0.2%
BellRing Brands Inc (b)	41,012	730,014
Coty Inc Class A (b)	120,855	297,303
elf Beauty Inc (b)(c)	20,269	1,296,608
Estee Lauder Cos Inc/The Class A	86,860	6,663,031
Kenvue Inc	671,997	11,780,107
		20,767,063
Tobacco - 1.2%
Altria Group Inc	596,426	43,330,349
Philip Morris International Inc	550,705	90,904,874
		134,235,223
TOTAL CONSUMER STAPLES		832,211,295
Energy - 6.8%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	350,658	24,430,343
Halliburton Co	297,097	12,567,203
NOV Inc	126,965	2,597,703
SLB Ltd	488,462	27,783,719
Weatherford International PLC (c)	24,631	2,718,031
		70,096,999
Oil, Gas & Consumable Fuels - 6.2%
Antero Midstream Corp	117,073	2,559,216
Antero Resources Corp (b)	103,039	4,045,311
APA Corp	124,264	5,061,273
Cheniere Energy Inc	41,443	11,394,753
Chevron Corp	661,901	127,952,083
Chord Energy Corp	19,764	2,877,638
ConocoPhillips	437,282	55,001,331
Coterra Energy Inc	267,247	9,596,840
Devon Energy Corp	214,673	11,027,752
Diamondback Energy Inc	69,623	14,316,577
DT Midstream Inc	35,570	5,264,004
EOG Resources Inc	193,232	27,162,622
EQT Corp	213,138	12,805,331
Expand Energy Corp	80,536	8,226,752
Exxon Mobil Corp	1,492,786	230,381,664
HF Sinclair Corp	49,168	3,304,581
Kinder Morgan Inc	687,364	22,593,655
Marathon Petroleum Corp	106,305	26,394,468
Matador Resources Co	40,880	2,593,427
Occidental Petroleum Corp	249,433	15,110,651
ONEOK Inc	221,055	20,438,745
Ovintiv Inc	102,076	6,282,778
Permian Resources Holdings Inc/DE Class A	243,537	5,265,270
Phillips 66	132,283	23,698,499
Range Resources Corp	84,166	3,661,221
Valero Energy Corp	107,432	27,135,175
Viper Energy Inc Class A	65,172	3,218,193
Williams Cos Inc/The	407,628	31,106,093
		718,475,903
TOTAL ENERGY		788,572,902
Financials - 19.4%
Banks - 6.8%
Bank of America Corp	2,135,963	114,188,583
Bank OZK	37,359	1,799,209
BOK Financial Corp	6,542	875,254
Central BanCo Inc (c)	6,860	185,357
Citigroup Inc	503,152	64,393,393
Citizens Financial Group Inc	152,447	9,916,677
Columbia Banking System Inc	102,379	3,030,418
Commerce Bancshares Inc/MO	47,419	2,467,211
Cullen/Frost Bankers Inc	20,811	3,016,138
East West Bancorp Inc	48,768	6,167,689
Fifth Third Bancorp	319,930	16,239,647
First Citizens BancShares Inc/NC Class A	3,112	6,173,648
First Hawaiian Inc	43,144	1,176,968
First Horizon Corp	172,936	4,316,483
FNB Corp/PA	124,259	2,218,023
Huntington Bancshares Inc/OH	711,088	11,917,835
JPMorgan Chase & Co	959,908	300,671,984
KeyCorp	329,010	7,274,411
M&T Bank Corp	53,888	11,781,533
Pinnacle Financial Partners Inc	53,198	5,263,410
PNC Financial Services Group Inc/The	137,592	30,683,016
Prosperity Bancshares Inc (c)	32,779	2,283,057
Regions Financial Corp	308,104	8,796,369
SOUTHSTATE BANK CORP	34,337	3,353,695
TFS Financial Corp (c)	18,342	275,864
Truist Financial Corp	446,981	23,019,522
US Bancorp	551,950	31,273,487
Webster Financial Corp	57,275	4,144,419
Wells Fargo & Co	1,094,431	89,995,062
Western Alliance Bancorp	29,560	2,410,322
Wintrust Financial Corp	23,104	3,478,769
Zions Bancorp NA	50,765	3,219,516
		776,006,969
Capital Markets - 5.2%
Affiliated Managers Group Inc	9,559	2,816,751
Ameriprise Financial Inc	2,945	1,398,257
Bank of New York Mellon Corp/The	225,734	30,331,878
Blackrock Inc	53,925	57,462,480
Carlyle Group Inc/The	93,313	4,672,182
Cboe Global Markets Inc	37,067	11,123,436
Charles Schwab Corp/The	538,601	49,357,396
CME Group Inc Class A	127,071	36,573,575
Coinbase Global Inc Class A (b)	71,122	13,354,578
Evercore Inc Class A	12,903	4,145,605
FactSet Research Systems Inc	12,254	2,788,765
Franklin Resources Inc	93,927	2,814,992
Goldman Sachs Group Inc/The	98,263	90,772,412
Hamilton Lane Inc Class A	4,924	452,958
Houlihan Lokey Inc Class A	11,715	1,812,896
Interactive Brokers Group Inc Class A	143,805	11,432,498
Intercontinental Exchange Inc	201,690	31,885,172
Invesco Ltd	127,396	3,339,049
Janus Henderson Group PLC	42,965	2,217,424
Jefferies Financial Group Inc	40,506	1,953,199
KKR & Co Inc Class A	180,148	18,796,642
Lazard Inc	25,961	1,259,109
MarketAxess Holdings Inc	12,761	2,005,902
Morgan Stanley	400,955	76,418,013
Morningstar Inc	2,401	405,072
MSCI Inc	12,846	7,597,253
Nasdaq Inc	160,265	14,729,956
Northern Trust Corp	65,636	10,917,892
Raymond James Financial Inc	63,286	10,019,440
Robinhood Markets Inc Class A (b)	232,351	16,936,064
S&P Global Inc	107,150	46,206,295
SEI Investments Co	35,813	3,247,523
State Street Corp	98,687	15,083,321
Stifel Financial Corp	51,808	4,082,988
T Rowe Price Group Inc	76,935	7,915,073
TPG Inc Class A	2,956	128,940
Tradeweb Markets Inc Class A	37,437	4,239,740
Virtu Financial Inc Class A	27,801	1,380,598
		602,075,324
Consumer Finance - 0.9%
Ally Financial Inc	84,923	3,769,732
American Express Co	128,264	41,435,685
Capital One Financial Corp	217,346	41,578,290
Credit Acceptance Corp (b)(c)	1,185	598,318
Figure Technology Solutions Inc Class A	9,991	350,684
OneMain Holdings Inc	41,219	2,422,441
SLM Corp	61,080	1,409,726
SoFi Technologies Inc Class A (b)(c)	372,238	5,993,032
Synchrony Financial	123,530	9,412,986
		106,970,894
Financial Services - 3.3%
Affirm Holdings Inc Class A (b)	38,997	2,506,727
Apollo Global Management Inc	45,032	5,796,519
Berkshire Hathaway Inc Class B (b)	651,718	308,653,645
Block Inc Class A (b)	119,311	8,412,619
Corebridge Financial Inc	96,675	2,662,430
Euronet Worldwide Inc (b)(c)	13,655	988,349
Fidelity National Information Services Inc	184,012	8,562,078
Fiserv Inc (b)	137,503	8,614,563
Global Payments Inc	83,544	6,011,826
Jack Henry & Associates Inc	25,948	3,989,505
MGIC Investment Corp	76,954	2,037,742
PayPal Holdings Inc	331,470	16,619,906
Rocket Cos Inc Class A (b)	336,202	4,915,273
UWM Holdings Corp Class A	69,511	246,068
Voya Financial Inc	33,292	2,728,612
Western Union Co/The (c)	111,133	1,010,199
WEX Inc (b)	10,914	1,640,702
		385,396,763
Insurance - 3.1%
AFLAC Inc	166,225	18,894,796
Allstate Corp/The	92,162	20,023,116
American Financial Group Inc/OH	23,146	3,084,667
American International Group Inc	190,907	14,279,844
Aon PLC	5,606	1,747,110
Arch Capital Group Ltd (b)	124,577	11,767,543
Arthur J Gallagher & Co	84,207	17,380,325
Assurant Inc	17,465	4,126,456
Assured Guaranty Ltd	15,050	1,232,595
Axis Capital Holdings Ltd	26,006	2,611,262
Brighthouse Financial Inc (b)	20,005	1,245,511
Brown & Brown Inc	90,213	5,426,312
Chubb Ltd	128,984	42,177,768
Cincinnati Financial Corp	54,596	8,931,906
CNA Financial Corp (c)	7,411	357,432
Everest Group Ltd	12,743	4,546,193
Fidelity National Financial Inc	92,098	4,816,725
First American Financial Corp	34,054	2,388,207
Globe Life Inc	27,833	4,294,632
Hanover Insurance Group Inc/The	12,379	2,323,415
Hartford Insurance Group Inc/The	99,385	13,596,862
Kemper Corp	20,348	685,524
Lincoln National Corp	59,611	2,253,892
Loews Corp	59,952	6,751,195
Markel Group Inc (b)	3,519	6,237,322
Marsh & McLennan Cos Inc	151,337	25,380,728
MetLife Inc	196,899	15,771,610
Old Republic International Corp	79,998	3,195,920
Primerica Inc	11,132	3,131,098
Principal Financial Group Inc	77,241	7,794,389
Progressive Corp/The	196,640	39,579,699
Prudential Financial Inc	123,947	12,160,440
Reinsurance Group of America Inc	23,542	4,978,191
RLI Corp	27,109	1,403,433
Travelers Companies Inc/The	76,620	23,379,827
Unum Group	59,094	4,749,976
W R Berkley Corp	79,773	5,331,230
White Mountains Insurance Group Ltd	863	1,926,207
Willis Towers Watson PLC	33,874	8,678,519
		358,641,877
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp (c)	387,109	4,265,941
Annaly Capital Management Inc	252,102	5,773,136
Rithm Capital Corp (c)	193,541	1,892,831
Starwood Property Trust Inc	121,027	2,222,056
		14,153,964
TOTAL FINANCIALS		2,243,245,791
Health Care - 10.8%
Biotechnology - 1.2%
Amgen Inc	49,851	17,260,909
Biogen Inc (b)	51,673	9,780,665
BioMarin Pharmaceutical Inc (b)	67,626	3,645,718
Caris Life Sciences Inc (b)	16,045	304,855
Exelixis Inc (b)	17,627	783,696
Gilead Sciences Inc	321,575	42,074,873
Incyte Corp (b)	41,644	3,967,424
Insmed Inc (b)	4,598	626,845
Ionis Pharmaceuticals Inc (b)	3,914	292,610
Moderna Inc (b)(c)	127,758	5,869,203
Neurocrine Biosciences Inc (b)	4,895	644,525
Regeneron Pharmaceuticals Inc	35,866	25,359,414
Revolution Medicines Inc (b)	63,393	9,136,199
Roivant Sciences Ltd (b)	148,635	4,240,557
Sarepta Therapeutics Inc (b)	5,810	121,312
United Therapeutics Corp (b)	15,002	8,571,393
Viking Therapeutics Inc (b)(c)	35,132	1,095,416
		133,775,614
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	611,787	55,544,142
Align Technology Inc (b)	24,133	4,247,649
Baxter International Inc	179,322	3,152,481
Becton Dickinson & Co	101,107	15,068,987
Boston Scientific Corp (b)	431,758	24,873,578
Cooper Cos Inc/The (b)	69,499	4,371,487
DENTSPLY SIRONA Inc	69,705	819,033
Edwards Lifesciences Corp (b)	203,416	16,985,236
Envista Holdings Corp (b)	57,024	1,479,202
GE HealthCare Technologies Inc	161,989	9,855,411
Globus Medical Inc Class A (b)	39,253	3,539,836
Medline Inc Class A	115,882	5,153,273
Medtronic PLC	453,014	36,680,544
ResMed Inc	39,446	8,433,949
Solventum Corp (b)	51,682	3,481,300
STERIS PLC	34,762	7,539,183
Stryker Corp	90,307	28,458,445
Teleflex Inc	15,459	1,915,524
Zimmer Biomet Holdings Inc	70,250	5,790,708
		237,389,968
Health Care Providers & Services - 2.5%
Acadia Healthcare Co Inc (b)	31,852	824,808
Cardinal Health Inc	41,991	8,099,224
Centene Corp (b)	173,409	9,310,329
Chemed Corp	4,432	1,883,511
Cigna Group/The	85,777	24,925,081
CVS Health Corp	442,822	36,882,644
Elevance Health Inc	78,650	29,605,433
Encompass Health Corp	34,869	3,486,900
HCA Healthcare Inc	45,189	19,632,361
Henry Schein Inc (b)	35,569	2,653,092
Humana Inc	42,714	10,099,298
Labcorp Holdings Inc	29,629	7,608,727
McKesson Corp	3,331	2,715,431
Molina Healthcare Inc (b)	8,036	1,563,966
Quest Diagnostics Inc	39,505	7,671,871
Tenet Healthcare Corp (b)	30,876	5,468,757
UnitedHealth Group Inc	321,613	119,151,185
Universal Health Services Inc Class B	18,370	3,091,120
		294,673,738
Health Care Technology - 0.0%
Certara Inc (b)	41,857	256,583
Veeva Systems Inc Class A (b)	10,645	1,660,301
		1,916,884
Life Sciences Tools & Services - 1.5%
Agilent Technologies Inc	100,983	11,668,586
Avantor Inc (b)	231,263	1,873,230
Bio-Rad Laboratories Inc Class A (b)	6,481	1,815,458
Bio-Techne Corp	54,067	2,990,986
Bruker Corp	36,160	1,327,433
Charles River Laboratories International Inc (b)	17,076	2,851,180
Danaher Corp	222,573	39,829,438
Illumina Inc (b)	54,435	6,899,092
IQVIA Holdings Inc (b)	59,826	9,474,644
Mettler-Toledo International Inc (b)	7,293	9,310,317
QIAGEN NV (c)	70,875	2,450,858
Repligen Corp (b)	16,149	1,910,588
Revvity Inc (c)	40,735	3,528,466
Sotera Health Co (b)	77,735	1,209,556
Thermo Fisher Scientific Inc	133,450	63,917,212
Waters Corp (b)	23,780	7,353,489
West Pharmaceutical Services Inc	25,340	7,540,931
		175,951,464
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co	581,696	35,244,961
Elanco Animal Health Inc (b)	174,735	3,908,822
Jazz Pharmaceuticals PLC (b)	20,937	4,250,630
Johnson & Johnson	850,255	195,431,112
Merck & Co Inc	878,158	95,877,290
Organon & Co (c)	90,906	1,204,505
Perrigo Co PLC	47,683	564,567
Pfizer Inc	2,007,623	53,603,534
Royalty Pharma PLC Class A	136,183	6,821,406
Viatris Inc	409,501	6,117,945
Zoetis Inc Class A	31,220	3,589,363
		406,614,135
TOTAL HEALTH CARE		1,250,321,803
Industrials - 13.3%
Aerospace & Defense - 2.7%
ATI Inc (b)	47,719	7,418,396
Boeing Co (b)	229,487	52,559,408
BWX Technologies Inc	26,619	5,760,085
Carpenter Technology Corp	14,107	6,040,617
Curtiss-Wright Corp	13,004	9,365,481
General Dynamics Corp	89,251	30,729,119
Hexcel Corp	26,356	2,474,038
Huntington Ingalls Industries Inc	13,820	5,034,488
L3Harris Technologies Inc	65,952	21,140,914
Leonardo DRS Inc	16,064	652,680
Loar Holdings Inc (b)(c)	1,432	80,364
Lockheed Martin Corp	52,579	27,234,345
Northrop Grumman Corp	47,227	27,367,102
RTX Corp	472,561	83,203,815
StandardAero Inc (b)	72,942	1,813,338
Textron Inc	62,717	6,018,323
TransDigm Group Inc	16,125	18,704,678
Woodward Inc	21,173	7,685,587
		313,282,778
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc	41,588	7,561,114
Expeditors International of Washington Inc	47,270	6,990,760
FedEx Corp	75,715	30,536,617
GXO Logistics Inc (b)	39,285	2,244,352
United Parcel Service Inc Class B	259,444	28,227,507
		75,560,350
Building Products - 0.7%
A O Smith Corp	39,774	2,459,624
Advanced Drainage Systems Inc	24,731	3,691,102
Allegion plc	30,164	4,146,947
Armstrong World Industries Inc	10,632	1,811,586
Builders FirstSource Inc (b)	37,979	3,003,759
Carlisle Cos Inc	12,785	4,541,999
Carrier Global Corp	278,038	18,675,812
Fortune Brands Innovations Inc	42,342	1,716,545
Hayward Holdings Inc (b)	72,188	1,083,542
Johnson Controls International plc	216,432	31,605,566
Masco Corp	74,283	5,335,005
Owens Corning	28,551	3,521,480
Simpson Manufacturing Co Inc	13,292	2,535,183
Trex Co Inc (b)	37,352	1,464,198
		85,592,348
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	17,730	5,543,816
Copart Inc (b)	21,225	702,760
MSA Safety Inc (c)	12,945	2,153,919
Republic Services Inc	71,693	14,999,610
Tetra Tech Inc	74,067	2,393,845
Veralto Corp	52,326	4,615,153
		30,409,103
Construction & Engineering - 0.4%
AECOM	45,163	3,798,208
API Group Corp (b)	127,297	5,820,019
EMCOR Group Inc	10,248	9,137,835
Everus Construction Group Inc (b)	17,805	2,624,991
MasTec Inc (b)	17,487	6,890,752
Quanta Services Inc	11,716	8,526,553
Valmont Industries Inc	6,816	3,462,801
WillScot Holdings Corp (c)	46,424	1,051,039
		41,312,198
Electrical Equipment - 1.3%
Acuity Inc	10,806	3,131,255
AMETEK Inc	81,362	19,160,751
Eaton Corp PLC	138,461	59,954,998
Emerson Electric Co	199,191	27,974,384
Generac Holdings Inc (b)	20,628	5,347,396
Hubbell Inc	18,921	9,615,085
nVent Electric PLC	56,354	8,052,987
Regal Rexnord Corp	23,615	5,077,933
Rockwell Automation Inc	36,781	15,040,119
Sensata Technologies Holding PLC	50,775	2,114,270
		155,469,178
Ground Transportation - 1.3%
Avis Budget Group Inc (b)	3,881	701,180
CSX Corp	663,478	30,141,806
JB Hunt Transport Services Inc	27,230	6,849,162
Knight-Swift Transportation Holdings Inc	55,107	3,576,444
Landstar System Inc	11,925	2,195,035
Lyft Inc Class A (b)(c)	112,965	1,598,455
Norfolk Southern Corp	79,821	25,209,866
Old Dominion Freight Line Inc	61,363	13,035,342
Ryder System Inc	13,751	3,489,591
Saia Inc (b)	9,589	4,303,735
Schneider National Inc Class B	16,095	500,394
U-Haul Holding Co (b)(c)	1,661	85,309
U-Haul Holding Co Class N	21,923	1,045,508
Union Pacific Corp	194,653	52,455,090
XPO Inc (b)	32,241	7,097,211
		152,284,128
Industrial Conglomerates - 0.6%
3M Co	158,353	23,201,881
Honeywell International Inc	224,860	48,194,244
		71,396,125
Machinery - 3.9%
AGCO Corp	21,714	2,627,828
Allison Transmission Holdings Inc	24,156	3,245,359
Caterpillar Inc	143,470	127,704,082
CNH Industrial NV Class A	307,255	3,290,701
Crane Co	17,222	3,060,866
Cummins Inc	48,644	32,640,610
Deere & Co	86,353	50,937,044
Donaldson Co Inc	40,232	3,547,255
Dover Corp	48,086	10,887,151
Esab Corp	19,925	1,958,030
Flowserve Corp	44,344	3,265,492
Fortive Corp	112,735	6,740,426
Gates Industrial Corp PLC (b)	88,761	2,273,169
Graco Inc	59,548	4,779,918
IDEX Corp	26,929	5,866,483
Illinois Tool Works Inc	68,993	17,800,884
Ingersoll Rand Inc	140,873	11,250,118
ITT Inc	30,434	6,523,224
Lincoln Electric Holdings Inc	18,762	4,971,930
Middleby Corp/The (b)	16,673	2,340,222
Mueller Industries Inc	38,733	5,245,610
Nordson Corp	18,614	5,369,208
Oshkosh Corp	21,997	3,438,131
Otis Worldwide Corp	138,264	10,768,000
PACCAR Inc	182,261	21,652,607
Parker-Hannifin Corp	44,697	40,648,346
Pentair PLC	58,387	4,712,415
RBC Bearings Inc (b)	8,639	5,175,539
Snap-on Inc (c)	18,231	6,989,765
Stanley Black & Decker Inc	55,179	4,312,791
Timken Co/The	21,893	2,427,715
Toro Co/The	34,507	3,284,031
Westinghouse Air Brake Technologies Corp	60,027	16,200,687
Xylem Inc/NY	86,155	10,180,075
		446,115,712
Marine Transportation - 0.0%
Kirby Corp (b)	18,878	2,841,894
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)(c)	33,257	1,300,681
American Airlines Group Inc (b)	213,903	2,504,804
Delta Air Lines Inc	230,544	15,674,687
Southwest Airlines Co	147,016	5,574,847
United Airlines Holdings Inc (b)	115,264	10,373,760
		35,428,779
Professional Services - 0.5%
Amentum Holdings Inc (b)	55,733	1,461,877
Automatic Data Processing Inc	10,287	2,180,227
Broadridge Financial Solutions Inc	3,732	574,653
CACI International Inc (b)	7,601	3,949,024
Clarivate PLC (b)(c)	128,517	368,844
Concentrix Corp (c)	15,303	364,516
Equifax Inc	35,773	6,222,356
FTI Consulting Inc (b)	10,539	1,889,643
Genpact Ltd	55,549	1,930,328
Jacobs Solutions Inc	41,618	5,385,785
KBR Inc	40,704	1,525,993
Leidos Holdings Inc	45,270	6,755,189
ManpowerGroup Inc	16,121	487,983
Parsons Corp (b)	18,470	931,073
Paychex Inc	78,845	7,303,412
Paycom Software Inc	7,923	1,004,319
Paylocity Holding Corp (b)	1,271	134,077
Robert Half Inc (c)	34,614	921,079
Science Applications International Corp	15,740	1,523,160
SS&C Technologies Holdings Inc	74,732	5,178,928
TransUnion	69,339	4,923,069
Verisk Analytics Inc	19,588	3,613,790
		58,629,325
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies Inc	12,943	3,957,322
Core & Main Inc Class A (b)	27,878	1,404,215
Fastenal Co	71,813	3,226,558
Ferguson Enterprises Inc	63,623	17,032,513
MSC Industrial Direct Co Inc Class A	15,385	1,573,424
QXO Inc (b)(c)	229,642	4,608,915
SiteOne Landscape Supply Inc (b)	10,493	1,322,643
United Rentals Inc	22,454	21,552,248
Watsco Inc	12,401	5,429,654
Wesco International Inc	17,077	5,961,922
WW Grainger Inc	2,235	2,595,617
		68,665,031
TOTAL INDUSTRIALS		1,536,986,949
Information Technology - 14.2%
Communications Equipment - 1.7%
Ciena Corp (b)	49,849	26,299,335
Cisco Systems Inc	1,406,450	128,690,176
F5 Inc (b)	19,997	6,477,028
Lumentum Holdings Inc (b)	23,012	20,764,188
Motorola Solutions Inc	34,081	14,962,581
		197,193,308
Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics Inc (b)	18,070	3,394,088
Avnet Inc	28,277	2,333,135
CDW Corp/DE	42,802	5,860,022
Cognex Corp	58,734	3,260,324
Coherent Corp (b)	61,810	19,761,275
Corning Inc	275,901	45,313,981
Crane NXT Co	17,140	765,815
Flex Ltd (b)	130,285	11,927,592
Ingram Micro Holding Corp	7,181	220,959
IPG Photonics Corp (b)	8,644	1,027,944
Jabil Inc	12,622	4,259,799
Keysight Technologies Inc (b)	60,859	21,295,174
Littelfuse Inc	8,597	3,474,649
Ralliant Corp	39,610	1,799,878
TD SYNNEX Corp	27,096	6,182,765
Teledyne Technologies Inc (b)	16,467	10,635,212
Vontier Corp	50,635	1,816,784
Zebra Technologies Corp Class A (b)	18,256	4,130,603
		147,459,999
IT Services - 1.4%
Accenture PLC Class A	217,491	38,867,817
Akamai Technologies Inc (b)	50,149	5,164,344
Amdocs Ltd	37,194	2,405,336
Cognizant Technology Solutions Corp Class A	171,179	9,055,369
DXC Technology Co (b)	58,891	666,646
EPAM Systems Inc (b)	18,855	2,145,322
Globant SA (b)	13,645	562,582
IBM Corporation	328,825	75,951,999
Kyndryl Holdings Inc (b)	74,372	1,027,821
MongoDB Inc Class A (b)	25,246	6,332,454
Okta Inc Class A (b)	35,509	2,615,238
Twilio Inc Class A (b)	41,760	6,182,986
VeriSign Inc	29,488	7,922,246
		158,900,160
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices Inc (b)	236,226	83,739,755
Amkor Technology Inc	43,488	3,033,288
Analog Devices Inc	172,756	69,492,829
Applied Materials Inc	200,846	79,231,739
Cirrus Logic Inc (b)	17,889	2,917,338
Entegris Inc	44,492	6,290,279
First Solar Inc (b)	35,908	7,249,466
GlobalFoundries Inc (b)	42,979	2,776,443
Intel Corp (b)	1,559,467	147,338,442
Lattice Semiconductor Corp (b)	7,104	868,677
MACOM Technology Solutions Holdings Inc (b)	17,854	5,027,865
Marvell Technology Inc	278,319	45,964,383
Microchip Technology Inc	186,686	17,344,996
Micron Technology Inc	394,875	204,213,556
MKS Inc	23,815	6,757,506
ON Semiconductor Corp (b)	142,200	14,335,182
Onto Innovation Inc (b)	13,237	3,905,709
Qnity Electronics Inc	74,079	10,419,952
Qorvo Inc (b)	29,377	2,767,901
QUALCOMM Inc	291,578	52,361,577
Skyworks Solutions Inc	52,380	3,675,505
Teradyne Inc	55,349	19,010,721
Texas Instruments Inc	189,816	53,353,481
Universal Display Corp	15,377	1,339,183
		843,415,773
Software - 1.1%
Aurora Innovation Inc Class A (b)(c)	408,185	2,400,128
BILL Holdings Inc (b)	28,175	1,070,650
Ccc Intelligent Solutions Holdings Inc Class A (b)	211,236	1,106,877
Circle Internet Group Inc Class A (b)	33,587	3,052,387
Docusign Inc (b)	16,994	781,554
Dolby Laboratories Inc Class A	21,164	1,357,459
Dropbox Inc Class A (b)	44,460	1,079,933
Fair Isaac Corp (b)	1,424	1,459,600
Gen Digital Inc	171,430	3,306,885
nCino Inc (b)(c)	33,406	583,937
Nutanix Inc Class A (b)	68,372	2,795,731
Pegasystems Inc	21,600	789,480
PTC Inc (b)	37,173	5,066,680
Roper Technologies Inc	38,008	13,485,618
Rubrik Inc Class A (b)	20,164	1,072,322
SailPoint Inc (b)(c)	21,047	240,356
Salesforce Inc	286,243	50,530,477
SentinelOne Inc Class A (b)	29,989	424,643
Strategy Inc Class A (b)(c)	104,214	17,242,206
Synopsys Inc (b)	17,975	8,674,735
Teradata Corp (b)	24,976	658,118
Trimble Inc (b)	85,068	5,726,778
Tyler Technologies Inc (b)	2,571	877,071
UiPath Inc Class A (b)(c)	140,816	1,450,405
Unity Software Inc (b)	107,521	2,840,705
Zoom Communications Inc Class A (b)	94,375	9,168,531
		137,243,266
Technology Hardware, Storage & Peripherals - 1.4%
Dell Technologies Inc Class C	95,229	19,898,100
Everpure Inc Class A (b)	15,714	1,122,765
Hewlett Packard Enterprise Co	470,854	13,546,470
HP Inc	324,942	6,778,290
NetApp Inc	42,909	4,753,030
Sandisk Corp/DE (b)	50,544	55,422,001
Super Micro Computer Inc (b)(c)	97,347	2,667,308
Western Digital Corp	120,225	52,240,167
		156,428,131
TOTAL INFORMATION TECHNOLOGY		1,640,640,637
Materials - 4.0%
Chemicals - 2.0%
Air Products and Chemicals Inc	78,594	23,582,130
Albemarle Corp	41,556	8,174,065
Ashland Inc	15,864	844,917
Axalta Coating Systems Ltd (b)	74,559	2,120,458
Celanese Corp	38,273	2,593,378
CF Industries Holdings Inc	54,927	6,821,933
Corteva Inc	239,518	19,403,353
Dow Inc	250,462	10,141,206
DuPont de Nemours Inc	148,901	6,798,820
Eastman Chemical Co	41,055	3,000,710
Ecolab Inc	66,691	17,379,675
Element Solutions Inc	78,825	3,357,157
FMC Corp	43,433	668,000
Huntsman Corp	57,528	826,677
International Flavors & Fragrances Inc	91,071	6,393,184
Linde PLC	165,958	83,168,193
LyondellBasell Industries NV Class A1	90,739	6,769,129
Mosaic Co/The	110,453	2,570,241
NewMarket Corp	2,211	1,493,796
Olin Corp	40,192	1,144,668
PPG Industries Inc	79,755	8,653,418
RPM International Inc	44,450	4,529,011
Scotts Miracle-Gro Co/The	15,282	958,181
Sherwin-Williams Co/The	7,558	2,430,728
Solstice Advanced Materials Inc	55,657	4,561,091
Westlake Corp (c)	11,696	1,348,315
		229,732,434
Construction Materials - 0.5%
CRH PLC	237,146	28,082,829
Eagle Materials Inc	10,233	2,150,056
James Hardie Industries PLC (b)	18,941	397,572
Martin Marietta Materials Inc	21,243	13,150,904
Vulcan Materials Co	46,818	14,126,863
		57,908,224
Containers & Packaging - 0.4%
Amcor PLC (c)	163,802	6,231,028
AptarGroup Inc	22,897	2,831,901
Avery Dennison Corp	26,949	4,417,750
Ball Corp	95,580	5,838,026
Crown Holdings Inc	40,492	3,980,769
Graphic Packaging Holding CO	102,343	975,329
International Paper Co	186,005	5,658,272
Packaging Corp of America	31,372	6,696,353
Silgan Holdings Inc	30,544	1,238,559
Smurfit Westrock PLC	184,673	7,089,597
Sonoco Products Co (c)	34,465	1,721,871
		46,679,455
Metals & Mining - 1.1%
Alcoa Corp	91,424	5,831,937
Cleveland-Cliffs Inc (b)	196,166	2,000,892
Freeport-McMoRan Inc	505,580	29,212,412
MP Materials Corp (b)(c)	49,788	3,288,000
Newmont Corp	388,252	43,130,915
Nucor Corp	81,203	18,294,224
Reliance Inc	18,568	6,730,900
Royal Gold Inc	29,770	6,947,723
Steel Dynamics Inc	43,776	10,009,820
		125,446,823
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	22,054	1,592,078
TOTAL MATERIALS		461,359,014
Real Estate - 4.0%
Diversified REITs - 0.0%
WP Carey Inc	77,262	5,634,717
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc	60,042	2,432,301
Healthcare Realty Trust Inc	114,867	2,148,013
Healthpeak Properties Inc	247,363	3,999,860
Medical Properties Trust Inc (c)	174,630	862,672
Omega Healthcare Investors Inc	103,288	4,851,437
Ventas Inc	165,409	14,532,835
Welltower Inc	242,870	52,785,366
		81,612,484
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	239,825	5,067,502
Park Hotels & Resorts Inc	64,816	743,440
		5,810,942
Industrial REITs - 0.5%
Americold Realty Trust Inc	99,798	1,220,530
EastGroup Properties Inc	18,533	3,728,840
First Industrial Realty Trust Inc	44,801	2,778,110
Lineage Inc	24,724	911,820
Prologis Inc	327,609	46,527,030
Rexford Industrial Realty Inc	81,602	2,928,696
STAG Industrial Inc Class A	65,344	2,520,972
		60,615,998
Office REITs - 0.1%
BXP Inc	55,444	3,241,256
Cousins Properties Inc	58,411	1,495,906
Highwoods Properties Inc	37,826	919,550
Kilroy Realty Corp	41,057	1,365,556
Vornado Realty Trust	61,737	1,845,319
		8,867,587
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	93,755	13,381,652
CoStar Group Inc (b)	130,699	4,523,492
Howard Hughes Holdings Inc (b)	10,830	674,384
Jones Lang LaSalle Inc (b)	12,318	3,918,725
Zillow Group Inc Class A (b)	16,865	752,348
Zillow Group Inc Class C (b)	57,773	2,565,121
		25,815,722
Residential REITs - 0.5%
American Homes 4 Rent Class A	122,446	3,898,681
AvalonBay Communities Inc	50,421	9,227,043
Camden Property Trust	37,803	3,970,071
Equity LifeStyle Properties Inc	68,567	4,339,605
Equity Residential	134,339	8,783,084
Essex Property Trust Inc	22,684	5,970,656
Invitation Homes Inc	217,827	6,266,883
Mid-America Apartment Communities Inc	41,535	5,365,491
Sun Communities Inc	34,688	4,434,514
UDR Inc	111,757	4,061,249
		56,317,277
Retail REITs - 0.5%
Agree Realty Corp	39,587	3,052,554
Brixmor Property Group Inc	106,572	3,206,751
Federal Realty Investment Trust	29,777	3,302,269
Kimco Realty Corp	238,628	5,641,166
NNN REIT Inc	66,111	2,895,000
Realty Income Corp	323,300	20,768,792
Regency Centers Corp	64,602	5,029,266
Simon Property Group Inc	89,143	18,159,321
		62,055,119
Specialized REITs - 1.4%
Crown Castle Inc	153,535	13,630,837
CubeSmart	79,238	3,207,554
Digital Realty Trust Inc	121,602	24,434,706
EPR Properties	26,117	1,457,590
Equinix Inc	34,530	37,390,120
Extra Space Storage Inc	74,639	10,698,008
Fermi Inc	12,884	66,094
Gaming and Leisure Properties Inc	95,006	4,603,991
Iron Mountain Inc	103,855	13,084,691
Millrose Properties Inc Class A	53,580	1,643,299
National Storage Affiliates Trust	24,646	1,048,934
Public Storage	48,522	14,675,479
Rayonier Inc	104,220	2,210,506
SBA Communications Corp Class A	37,543	8,304,512
VICI Properties Inc	384,620	11,230,904
Weyerhaeuser Co	257,317	6,309,413
		153,996,638
TOTAL REAL ESTATE		460,726,484
Utilities - 4.4%
Electric Utilities - 2.9%
Alliant Energy Corp	91,337	6,706,876
American Electric Power Co Inc	188,703	25,873,068
Constellation Energy Corp	110,267	34,513,571
Duke Energy Corp	274,284	35,533,492
Edison International	134,858	9,371,282
Entergy Corp	157,712	18,595,822
Evergy Inc	81,933	6,787,330
Eversource Energy	133,060	9,407,342
Exelon Corp	357,223	16,428,686
FirstEnergy Corp	194,046	9,221,066
IDACORP Inc	18,873	2,788,297
NextEra Energy Inc	736,998	72,137,364
OGE Energy Corp	73,609	3,592,119
PG&E Corp	775,448	12,887,946
Pinnacle West Capital Corp (c)	42,639	4,422,517
PPL Corp	261,786	9,801,268
Southern Co/The	388,826	37,599,474
Xcel Energy Inc	209,103	17,345,094
		333,012,614
Gas Utilities - 0.2%
Atmos Energy Corp	56,563	10,745,839
MDU Resources Group Inc (c)	70,983	1,599,247
National Fuel Gas Co	32,923	2,778,043
UGI Corp	75,271	2,716,530
		17,839,659
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	248,524	3,591,172
Clearway Energy Inc Class A	12,122	490,092
Clearway Energy Inc Class C	29,167	1,177,180
Talen Energy Corp (b)	16,118	6,002,666
		11,261,110
Multi-Utilities - 1.1%
Ameren Corp	95,491	10,852,552
CenterPoint Energy Inc	230,575	10,064,599
CMS Energy Corp	107,335	8,236,888
Consolidated Edison Inc	127,396	14,203,380
Dominion Energy Inc	301,457	19,443,977
DTE Energy Co	73,347	11,126,006
NiSource Inc	169,281	8,172,887
Public Service Enterprise Group Inc	176,564	14,418,216
Sempra	230,509	21,926,016
WEC Energy Group Inc	114,911	13,552,603
		131,997,124
Water Utilities - 0.1%
American Water Works Co Inc	68,794	8,834,526
Essential Utilities Inc	100,262	3,830,008
		12,664,534
TOTAL UTILITIES		506,775,041
TOTAL UNITED STATES		11,501,100,097
TOTAL COMMON STOCKS (Cost $7,181,688,995)		11,566,747,086

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $1,982,411)	3.64	1,985,000	1,982,432

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	3,435,368	3,436,055
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	77,770,171	77,777,949
TOTAL MONEY MARKET FUNDS (Cost $81,213,627)			81,214,004

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $7,264,885,033)	11,649,943,522
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(74,354,417)
NET ASSETS - 100.0%	11,575,589,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	18	6/2026	6,519,375	650,034
CME E-Mini S&P MidCap 400 Index Contracts (United States)	18	6/2026	6,572,160	567,175

TOTAL FUTURES CONTRACTS				1,217,209
The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $806,955.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $21,512,422.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,435,738	200,812,004	249,811,687	364,117	-	-	3,436,055	3,435,368	0.0%
Fidelity Securities Lending Cash Central Fund	93,516,153	174,707,951	190,446,155	56,239	-	-	77,777,949	77,770,171	0.2%
Total	145,951,891	375,519,955	440,257,842	420,356	-	-	81,214,004

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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